Disaggregation of revenue	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disaggregation of revenue
Disaggregation of revenue:

The Corporation's operations and main revenue streams are the same as those described in note 4. The Corporation's revenue is derived from contracts with customers.

As disclosed in note 3, the application of IFRS 15 Revenue from Contracts with Customers at January 1, 2018 did not have a material impact on the Corporation's consolidated financial statements.

In the following table, revenue is disaggregated by geographical market, by market application, and by timing of revenue recognition.

	December 31,	December 31,
	2018	2017
Geographical markets
China	$30,791	$76,558
Europe	37,590	26,145
North America	23,871	15,425
Other	4,334	3,160
	$96,586	$121,288
Market application
Heavy Duty Motive	39,464	63,684
Portable Power	7,109	4,468
Material Handling	8,010	7,535
Back Up Power	2,426	1,933
Technology Solutions	39,577	43,668
	$96,586	$121,288
Timing of revenue recognition
Products transferred at a point in time	53,729	73,840
Products and services transferred over time	42,857	47,448
	$96,586	$121,288